As filed with the United States Securities and Exchange Commission on June 14, 2019

1933 Act File No. 002-58287

1940 Act File No. 811-02729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 86	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 87	☒

SHORT-TERM INVESTMENTS TRUST

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 14th day of June, 2019.

Registrant:	SHORT-TERM INVESTMENTS TRUST

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris (Sheri Morris)	President & Treasurer (Principal Executive Officer)	June 14, 2019

/s/ David C. Arch* (David C. Arch)	Trustee	June 14, 2019

(Beth Ann Brown)	Trustee	June 14, 2019

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	June 14, 2019

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	June 14, 2019

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Vice Chair & Trustee	June 14, 2019

/s/ Cynthia Hostetler** (Cynthia Hostetler)	Trustee	June 14, 2019

/s/ Eli Jones* (Eli Jones)	Trustee	June 14, 2019

(Elizabeth Krentzman)	Trustee	June 14, 2019

/s/ Anthony J. LaCava, Jr.*** (Anthony J. LaCava, Jr.)	Trustee	June 14, 2019

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	June 14, 2019

(Joel W. Motley)	Trustee	June 14, 2019

/s/ Teresa M. Ressel** (Teresa M. Ressel)	Trustee	June 14, 2019

SIGNATURES	TITLE	DATE

/s/ Ann Barnett Stern** (Ann Barnett Stern)	Trustee	June 14, 2019

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	June 14, 2019

/s/ Philip A. Taylor* (Philip A. Taylor)	Trustee	June 14, 2019

/s/ Robert C. Troccoli* (Robert C. Troccoli)	Trustee	June 14, 2019

(Daniel S. Vandivort)	Trustee	June 14, 2019

(James D. Vaughn)	Trustee	June 14, 2019

/s/ Christopher L. Wilson** (Christopher L. Wilson)	Trustee	June 14, 2019

/s/ Kelli Gallegos (Kelli Gallegos)	Vice President & Assistant Treasurer (Principal Financial Officer)	May 22, 2019

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated May 4, 2016, filed in the Registrant’s Post-Effective Amendment No. 72 on July 29, 2016.
**	Sheri Morris, pursuant to powers of attorney dated March 28, 2017, filed in the Registrant’s Post-Effective Amendment No. 77 on December 13, 2017.
***	Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 85 on May 23, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase